Income Taxes (Details) - Schedule of valuation deferred tax assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Valuation Deferred Tax Assets Abstract
Beginning of period	$ (9,072,118)	$ (9,709,220)
Change in valuation pursuant to the tax provision	(4,811,348)	(2,527,453)
True-up to a prior year’s tax return	(1,132,948)	3,164,555
End of period	$ (15,016,414)	$ (9,072,118)